DEBT - Term loan (Details) $ in Millions						1 Months Ended	12 Months Ended
	Mar. 17, 2017 USD ($)	Mar. 01, 2017 USD ($)	Feb. 09, 2017 USD ($)	Nov. 30, 2016 USD ($)	Oct. 17, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	May 31, 2019 USD ($)
Debt Instrument [Line Items]
Debt carrying amount							$ 3,585.2
Long-term Debt							3,467.3	$ 3,427.8
Debt issuance cost							0.0	0.0	$ 39.6
Debt instrument, Percentage					9.25%
Base Rate [Member] | Minimum
Debt Instrument [Line Items]
Debt variable interest rate				2.00%
Term Loan due 2023
Debt Instrument [Line Items]
Debt instrument face amount				$ 2,320.0
Repayment of debt		$ 500.0	$ 75.0
Debt carrying amount			2,245.0				2,070.0	2,070.0
Percentage of loan amortize in quarterly installments per annum	1.00%	1.00%
Long-term Debt	$ 325.0					$ 2,070.0			2,070.0
Net Leverage ratio	3.05
Lender fees		$ 8.7
Consent fee									99.0
Legal and administrative fee									$ 6.2
Debt issuance cost		$ 29.2				$ 4.2
Term Loan due 2023 | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt variable interest rate	4.00%
Term Loan due 2023 | Base Rate [Member]
Debt Instrument [Line Items]
Debt variable interest rate	3.00%
9.250% Senior notes due 2024
Debt Instrument [Line Items]
Debt instrument face amount					$ 750.0
Debt carrying amount							750.0	750.0
Percentage of aggregate principal at a redemption price					100.00%
Percentage of outstanding aggregate principal redemption					100.00%
12.00%/13.00% PIK notes due 2022
Debt Instrument [Line Items]
Debt instrument face amount			500.0
Repayment of debt			$ 75.0
Debt carrying amount							500.0	500.0
Debt instrument, Percentage			13.00%
12.00%/13.00% PIK notes due 2022 | Minimum
Debt Instrument [Line Items]
Debt instrument, Percentage			12.00%
ABL Revolving Credit Facility
Debt Instrument [Line Items]
Debt carrying amount							145.2	$ 245.1
Credit facility maximum borrowing capacity				$ 400.0			455.0
Remaining credit facility							95.0
Percentage of interest payable onaverage daily unused portion				0.25%
Credit facility availabile							287.2
Credit facility aggregate principal amount							22.6
ABL Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
Debt variable interest rate				1.75%
Increase in credit facility commitments				$ 150.0
ABL Revolving Credit Facility | London Interbank Offered Rate (LIBOR) [Member] | Minimum
Debt Instrument [Line Items]
Debt variable interest rate				1.75%
ABL Revolving Credit Facility | London Interbank Offered Rate (LIBOR) [Member] | Maximum
Debt Instrument [Line Items]
Debt variable interest rate				0.75%
ABL Revolving Credit Facility | FILO tranche [Member] | Minimum
Debt Instrument [Line Items]
Debt variable interest rate				2.75%
10.00% notes due 2024
Debt Instrument [Line Items]
Debt instrument face amount										$ 120.0
Debt carrying amount							$ 120.0
Debt instrument, Percentage										10.00%